Fixed Assets (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation	$ 1.7	$ 3.8
Software Development [Member]
Property, Plant and Equipment [Line Items]
Capitalized computer software, amortization	1.6	3.7
Capitalized computer software, net	$ 1.2	$ 1.8